Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 1,206,839	¥ 1,117,826	¥ 984,345
Foreign exchange gains (losses)—net	[1]	(185,963)	(19,390)	189,526
Trading account gains (losses)—net		803,383	390,260	(603,910)
Investment gains (losses)—net:
Debt securities		(4,538)	(6,446)	5,167
Equity securities		(181,948)	1,010,288	135,601
Equity in earnings (losses) of equity method investees—net	[2]	28,233	19,791	(26,999)
Gains on disposal of premises and equipment		71,862	10,128	4,920
Other noninterest income	[3],[4]	265,045	221,273	199,453
Total noninterest income		2,002,912	2,743,729	888,103
Premises and Equipment
Investment gains (losses)—net:
Gains on disposal of premises and equipment	[2]	71,862	10,128	4,920
Foreign Exchange
Disaggregation of Revenue [Line Items]
Foreign exchange gains (losses)—net	[2]	(185,963)	(19,390)	189,526
Trading Account Gains
Disaggregation of Revenue [Line Items]
Trading account gains (losses)—net	[3]	803,383	390,260	(603,910)
Debt securities
Investment gains (losses)—net:
Debt securities	[2]	(4,538)	(6,446)	5,167
Equity securities
Investment gains (losses)—net:
Equity securities	[2]	(181,948)	1,010,288	135,601
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	262,916	246,865	190,026
Deposits related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	16,018	15,591	15,540
Lending related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[3],[6]	252,267	232,626	193,838
Remittance business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	102,349	106,762	104,201
Asset management business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	126,684	115,504	109,358
Trust-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	145,298	136,800	130,576
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	40,663	38,329	36,529
Guarantee-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2]	46,629	43,791	41,150
Fees for other customer services
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	214,016	181,558	163,127
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 1,206,839	¥ 1,117,826	¥ 984,345

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.
[5]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
[6]	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.